SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 5 – SUBSEQUENT EVENTS

In light of the SEC's Division of Corporate Finance Disclosure Guidance Topic Number 9, dated March 25, 2020, on the impact of COVID-19, the Company notes the following as of April 30, 2021:

·	The Company has not had any reports of COVID-19 among its workforce;

·	The Company has been able to continue to advance its three primary projects with minimal disruption;

·	Some exploratory research of other projects has been delayed because of certain key personnel not being able to travel;

·	In 2021, the Company has received gross proceeds of $50,000 from the exercise of warrants and issuance of securities to support ongoing operations.

In accordance with FASB ASC 855-10 Subsequent Events, the Company has analyzed its operations subsequent to December 31, 2020 to the date these consolidated financial statements were issued, and has determined that it does not have any material subsequent events to disclose in these consolidated financial statements.